Debt - Schedule of Future Minimum Payments for the Convertible Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Feb. 06, 2024	Dec. 31, 2023	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023
Convertible Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments	$ 19,533	$ 19,533
Add: fair value remeasurement
Add (less): unamortized debt (premium) discount	(2)	(2)
Less: interest	(566)	(1,112)
Total convertible notes payable	18,965	18,419
Tasly Convertible Debt [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments	2,094	1,998		$ 1,710
Add: fair value remeasurement	394	333
Add (less): unamortized debt (premium) discount
Less: interest	(98)	(97)
Total convertible notes payable	$ 2,390	2,234	$ 20	$ 1,710	$ 300	$ 300	$ 1,000
Senior Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments		24,396
Add: fair value remeasurement
Add (less): unamortized debt (premium) discount		2,055
Less: interest		(1,183)
Total convertible notes payable		$ 25,268